Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY

NOTE 10 – EQUITY

Ordinary shares

On April 1, 2021 the underwriter elects to exercise the purchase warrants which the company offering to the underwriter for initial public offering services. The total exercise shares should be 29,526 at a price of $6.25 per share used cashless method. Due to a calculation mistake the company erroneously issued 59,052 shares to the underwriter. Base on the negotiation with the underwriter, the 29,526 shares returned to the Company on June 20, 2023.

On January 21, 2025, Wah Fu Education Group Ltd. (the “Company”) amended and restated its memorandum and articles of association, including

●	Creation of a new class of Class A shares with each Class A share being entitled to fifteen (15) votes on all matters subject to vote at general meetings of the Company. Any Class A Shares which are fully paid may be converted into ordinary shares on a one-for-one basis at the option of the holder of such Class A Shares upon giving five days’ notice by such holder to the Company.

●	The maximum number of shares that the Company is authorized to issue was increased from 30,000,000 ordinary shares of US$0.01 par value each to 600,000,000 shares divided into 500,000,000 ordinary shares with a par value of US$0.01 each and 100,000,000 Class A shares with a par value of US$0.01 each.

●	The redemption of 1,488,000 ordinary shares held by HFGFR Inc. and reissue of 1,488,000 Class A Shares to HFGFR Inc. were approved.

As of March 31, 2025, 4,410,559 of our shares were outstanding, consisting of 2,922,559 ordinary shares and 1,488,000 Class A shares. All outstanding Class A shares are held by our Chairman of the Board and Executive Director, Mr. Yang Yu, through HFGFR INC

Statutory reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2025 and 2024, the balances of statutory reserves were $867,530.